Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Capital Amounts and Ratios
United’s and United Bank’s capital amounts (in thousands of dollars) and ratios are presented in the following table.

(Dollars in thousands)	Actual		For Capital Adequacy Purposes			To Be Well- Capitalized
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2023:
Total Capital (to Risk-Weighted Assets):
United Bankshares	$3,700,453	15.4%	$1,924,541	≥	8.0%	$2,405,676	≥	10.0%
United Bank	3,440,096	14.4%	1,916,834	≥	8.0%	2,396,043	≥	10.0%
Tier I Capital (to Risk-Weighted Assets):
United Bankshares	$3,162,118	13.1%	$1,443,405	≥	6.0%	$1,924,541	≥	8.0%
United Bank	3,190,950	13.3%	1,437,626	≥	6.0%	1,916,834	≥	8.0%
Common Tier I Capital (to Risk Weighted Assets):
United Bankshares	$3,162,118	13.1%	$1,082,554	≥	4.5%	$1,563,689	≥	6.5%
United Bank	3,190,950	13.3%	1,078,219	≥	4.5%	1,557,428	≥	6.5%
Tier I Capital (to Average Assets):
United Bankshares	$3,162,118	11.4%	$1,110,296	≥	4.0%	$1,387,870	≥	5.0%
United Bank	3,190,950	11.5%	1,108,321	≥	4.0%	1,385,401	≥	5.0%
As of December 31, 2022:
Total Capital (to Risk-Weighted Assets):
United Bankshares	$3,494,723	14.4%	$1,945,020	≥	8.0%	$2,431,275	≥	10.0%
United Bank	3,236,554	13.4%	1,939,250	≥	8.0%	2,424,062	≥	10.0%
Tier I Capital (to Risk-Weighted Assets):
United Bankshares	$2,990,026	12.3%	$1,458,765	≥	6.0%	$1,945,020	≥	8.0%
United Bank	3,029,857	12.5%	1,454,437	≥	6.0%	1,939,250	≥	8.0%
Common Tier I Capital (to Risk Weighted Assets):
United Bankshares	$2,990,026	12.3%	$1,094,074	≥	4.5%	$1,580,329	≥	6.5%
United Bank	3,029,857	12.5%	1,090,828	≥	4.5%	1,575,640	≥	6.5%
Tier I Capital (to Average Assets):
United Bankshares	$2,990,026	10.8%	$1,108,785	≥	4.0%	$1,385,981	≥	5.0%
United Bank	3,029,857	11.0%	1,106,184	≥	4.0%	1,382,730	≥	5.0%